Description of Business	12 Months Ended
Dec. 31, 2025
Description of Business [Line Items]
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS

Horizon Quantum Holdings Ltd. (formerly known as Rose Holdco Pte. Ltd.) (the “Company”) was incorporated in the Republic of Singapore on August 26, 2025. The company was formed for the purpose of effecting a merger between Horizon Quantum Computing Pte. Ltd. (“Horizon”), dMY Squared Technology Group, Inc. (“dMY”) and certain other affiliated entities through a series of transactions (the “Business Combination”) and it has not conducted any activities other those incidental to its formation and the transactions contemplated by the business combination agreement. As a result of the Business Combination, Horizon will become a wholly-owned, direct subsidiary of the Company.

DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Description of Business [Line Items]
DESCRIPTION OF BUSINESS

Note 1—Description of Organization and Business Operations

dMY Squared Technology Group, Inc. (the “Company” or “dMY”) is a blank check company incorporated in Massachusetts. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

As of December 31, 2025, the Company had not commenced any operations. All activity for the period from February 15, 2022 (inception) through December 31, 2025 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) as described below, and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The Company’s sponsor is dMY Squared Sponsor, LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on September 29, 2022. On October 4, 2022, the Company consummated its Initial Public Offering of 6,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units offered, the “Class A Shares” or the “Public Shares”), at $10.00 per unit, generating gross proceeds of $60.0 million, and incurring offering costs of approximately $3.7 million, of which $2.1 million and approximately $26,000 were for deferred underwriting commissions (see Note 5) and offering costs allocated to derivative warrant liabilities, respectively. On October 7, 2022, the underwriter exercised its over-allotment option in part, and on October 11, 2022, the underwriter purchased 319,000 additional Units (the “Over-Allotment Units”), generating gross proceeds of approximately $3.2 million (the “Partial Over-Allotment”). The underwriter waived the remainder of its over-allotment option. The Company incurred additional offering costs of approximately $156,000 in connection with the Partial Over-Allotment (of which approximately $112,000 was for deferred underwriting fees).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 2,840,000 warrants (the “Initial Private Placement Warrants”), at a price of $1.00 per Initial Private Placement Warrant to the Sponsor, generating proceeds of approximately $2.8 million (see Note 4). On October 11, 2022, simultaneously with the issuance and sale of the Over-Allotment Units, the Company consummated the sale of an additional 44,660 private placement warrants at $1.00 per private placement warrant (the “Additional Private Placement Warrants”, and together with the Initial Private Placement Warrants, the “Private Placement Warrants”), generating additional gross proceeds of approximately $45,000.

In addition, concurrently with the closing of the Initial Public Offering, the Sponsor extended an overfunding loan to the Company in an amount of $900,000 at no interest (the “Initial Overfunding Loan”) to deposit in the Trust Account (as defined below). On October 11, 2022, simultaneously with the sale of the Over-Allotment Units, the Sponsor extended a further overfunding loan to the Company in an aggregate amount of $47,850 (the “Additional Overfunding Loan”, and together with the Initial Overfunding Loan, the “Overfunding Loans”) to deposit in the Trust Account.

Upon the closing of the Initial Public Offering, the Partial Over-Allotment, the Private Placement and the Overfunding Loans, approximately $64.1 million ($10.15 per Unit) of the net proceeds of the sale of the Units, the Over-Allotment Units, and the Private Placement Warrants and the proceeds from the Overfunding Loans were initially placed in a trust account (the “Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee. According to the terms of the Investment Management Trust Agreement, dated October 4, 2022, between the Company and Continental Stock Transfer & Trust Company (the “Trust Agreement”), the funds held in the Trust Account were initially invested in United States government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination, (ii) the redemption of Public Shares properly submitted in connection with a shareholder vote to amend the Amended and Restated Articles of Organization (the “Charter”) to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete the initial Business Combination within the Combination Period (as defined below) or with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, and (iii) return of the funds held in the Trust Account to holders of Public Shares (the “Public Shareholders”) as part of the redemption of the Public Shares if the Company does not complete an initial Business Combination during the Combination Period. On September 25, 2024, the Company instructed Continental Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to transfer its Trust Account out of investment in securities into an interest-bearing bank deposit account in order to mitigate the risk of being deemed an unregistered investment company, and the account was transferred in March 2025.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the deferred underwriting commissions and taxes payable on the interest earned on the funds held in the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company provides Public Shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholders’ meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially at $10.15 per Public Share).

The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 5).

These Public Shares are recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. The Company’s Charter initially required the Company to not redeem the Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001.

In January 2024, the shareholders approved the proposal to amend the Charter and eliminate such Redemption Limitation (as defined below). If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Charter, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders agreed to vote their Founder Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial shareholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

The Company’s Charter provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor and the Company’s officers agreed not to propose an amendment to the Charter to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below), or with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company’s Charter initially provided 15 months from the closing of the Initial Public Offering, or January 4, 2024 (the “Prior Outside Date”), to consummate an initial Business Combination. The Charter also permitted the Company, by resolution of the board of directors, to extend the period of time to consummate a Business Combination twice by an additional 3-month period (for a total of 21 months to complete a Business Combination), subject to the Sponsor depositing into the Trust Account $631,900 in the aggregate for each extension (the “Prior Contributions”). The Sponsor did not intend to deposit such Prior Contributions into the Trust Account. Accordingly, following January 4, 2024, the Company would have been forced to liquidate.

On January 2, 2024, the Company held a special meeting of its shareholders to extend the date by which the Company had to consummate its initial business combination (the “First Extension”), from January 4, 2024 to January 29, 2024 and to allow the Company, without another shareholder vote, by resolution of the board of directors, to elect to further extend such date up to twenty-three times for an additional one month each time, until up to December 29, 2025, only if the Sponsor or its designee would deposit (the “Contributions”) into the Trust Account as a loan, (i) on or before January 4, 2024, with respect to the initial extension, an amount of $41,667, and (ii) one business day following the public announcement by us disclosing that the board of directors has determined to implement an additional monthly extension, with respect to each such additional extension, an amount of $50,000. In connection with the shareholder approval of the First Extension, an aggregate of 3,980,414 Public Shares were redeemed for an aggregate of approximately $42.0 million on January 4, 2024 (the “January 2024 Redemption”). The Company’s board of directors elected to use all twenty-three monthly extensions and, accordingly, Mr. You made an aggregate of $1,191,667 of Contributions to the Trust Account.

At the Special Meeting, the Company’s shareholders also approved proposals to (1) amend the Charter to provide for the right of a holder of Class B Shares (as defined below) to convert their Class B Shares into Class A Shares on a one-for-one basis at any time and from time to time at the election of the holder; (2) amend the Charter to eliminate from the Charter (i) the limitation that the Company may not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 and (ii) the limitation that the Company shall not consummate a Business Combination unless it has net tangible assets of at least $5,000,001 (collectively, the “Redemption Limitation”); (3) amend the Charter to permit the board of directors, in its sole discretion, to elect to wind up operations on an earlier date than the Extended Date or Additional Extended Date, as applicable, as determined by the board of directors and included in a public announcement (the “Liquidation Amendment”); and (4) amend the Investment Management Trust Agreement between the Company and Continental Stock Transfer and Trust Company to reflect the Extension and the Liquidation Amendment.

In connection with the Contribution and advances the Sponsor or its affiliates may make in the future to the Company for working capital expenses, on January 2, 2024, the Company issued a convertible promissory note to Harry L. You, Chairman, Chief Executive Officer and Chief Financial Officer and an affiliate of the Sponsor (the “Payee”), with a principal amount up to $1.75 million (the “Convertible Note”). The Convertible Note bears no interest and is repayable on the earlier of (i) the date on which the Company consummates an initial Business Combination and (ii) the liquidation date. If the Company does not consummate a Business Combination before the end of the Combination Period, the Convertible Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. Upon the consummation of the initial Business Combination, up to $1,500,000 of the outstanding principal of the Convertible Note may be converted into warrants, at a price of $1.00 per warrant, at the option of the Payee. Since January 2, 2024, the board of directors has elected to extend the liquidation date to December 29, 2025. Accordingly, the Company has drawn down from the Convertible Note and deposited $1,191,667 into the Trust Account in connection with such extensions.

On December 15, 2025, dMY’s shareholders approved a further amendment to the Charter to extend the date by which dMY has to consummate its initial business combination (the “Second Extension”), from December 29, 2025 to January 29, 2026 and to allow dMY, without another shareholder vote, by resolution of the board of directors, to elect to further extend such date up to five times for an additional one month each time, until up to June 29, 2026 (such time period, the “Combination Period”). No further Contributions are required in connection with the Second Extension. In connection with the shareholder approval of the Second Extension, an aggregate of 12,599 Public Shares were redeemed for an aggregate of approximately $147,778 (the “December 2025 Redemption”). As of the date of this Annual Report, the board of directors has extended the Combination Period, monthly, through March 29, 2026.

If the Company is unable to complete the Business Combination before the end of the Combination Period of March 29, 2026 or as extended to June 29, 2026, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter subject to lawfully available funds therefor, redeem one hundred percent (100%) of the Offering Shares in consideration of a per-share price, payable in cash, equal to the quotient obtained by dividing (A) the aggregate amount then on deposit in the Trust Account, including interest not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), by (B) the total number of then outstanding Offering Shares, which redemption will completely extinguish rights of the Public Shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors in accordance with applicable law, dissolve and liquidate, subject in each case to the Company’s obligations under the MBCA to provide for claims of creditors and other requirements of applicable law.

If the initial shareholders acquire Public Shares, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriter agreed to waive its rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.15. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.15 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Tax Withdrawals from Trust Account

In January 2024 and April 2024, the Company withdrew a total of approximately $1.9 million of funds from the Trust Account for purposes of payment of tax liabilities and tax estimates, and such funds were deposited into the Company’s operating account. Funds representing interest earned on the amounts held in the Trust Account are permitted to be withdrawn from the Trust Account for the payment of taxes under the Company’s Charter and the terms of the Trust Agreement. On April 17, 2024, the Company paid approximately $0.89 million for 2023 taxes, leaving approximately $0.97 million remaining to be used for upcoming tax estimates. The Company used approximately $0.69 million of the balance of the withdrawn funds for the payment of general operating expenses. Management determined that the use of funds was not in accordance with the Trust Agreement, and, in March 2025, the Sponsor advanced approximately $0.73 million to the Company representing the amount of such operating expenses plus approximately $0.04 million in respect of interest that would have been earned on the remaining amount of approximately $0.97 million for the period from the original withdrawals to the date of the advance. The Company paid an aggregate of approximately $0.75 million for such tax obligations on March 21, 2025. On March 25, 2025, the Company re-contributed to the Trust Account approximately $0.22 million of the remaining amounts not used for payment of taxes plus approximately $0.04 million in respect of interest that would have been earned had such funds remained in the Trust Account.

Excise Tax

On August 16, 2022, the Inflation Reduction Act of 2022 (H.R. 5376) (the “IRA”) was signed into federal law. The IR Act provides for, among other things, a new 1% U.S. federal excise tax on certain repurchases (including certain redemptions) of stock by publicly traded domestic (i.e. U.S.) corporations and certain domestic subsidiaries of publicly traded foreign (i.e., non-U.S.) corporations (each, a “Covered Corporation”) occurring on or after January 1, 2023 (the “Excise Tax”). The Excise Tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the Excise Tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. For purposes of calculating the Excise Tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year, subject to certain exceptions.

The U.S. Department of Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the Excise Tax. On June 28, 2024, the Treasury issued final regulations addressing the procedural aspects of the Excise Tax reporting and payment, and on November 24, 2025, the Treasury issued final regulations that provide substantive operating rules and computation for the Excise Tax.

Under the final regulations, redemptions of the Public Shares in January 2024 and December 2025 in connection with the First Extension and Second Extension are subject to the Excise Tax. Failure to timely pay the obligation in full would subject the Company to additional interest and penalties. In December 2025, the Company filed its excise tax return related to the January 2024 Redemption and paid an aggregate of approximately $570,000, consisting of approximately $420,000 of Excise Tax in connection with the First Extension and approximately $150,000 of related penalties and interest. The Excise Tax attributable to the January 2024 Redemption was recorded as a charge to accumulated deficit in accordance with ASC 480-10-S99-3A, while the related penalties and interest were recorded within general and administrative expenses in the accompanying statements of operations. As disclosed in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on April 3, 2025, the applicability of the Excise Tax to such redemptions was uncertain at 2024 year-end due to pending regulatory guidance and other factors. In 2025, based on additional guidance and analysis, management concluded that recognition of the obligation was appropriate.

The redemptions in connection with the Second Extension in December 2025 totaled $147,778, which did not exceed the $1 million de minimis threshold. Accordingly, no excise tax expense was incurred for the year ended December 31, 2025.

Transfer of Listing

Pursuant to NYSE American LLC (the “NYSE American”) Rules Section 119(b), the Company was required to complete its initial Business Combination within 36 months of the effective date of its Initial Public Offering registration statement, which date was September 29, 2025. Because the Company did not complete its initial Business Combination by such date, the trading of the Company’s Class A common stock, Public Warrants, and Units was suspended at the closing of business on September 29, 2025, and the Company’s securities were removed from listing and registration on NYSE American exchange.

The Company began trading its Class A common stock and Public Warrants on the OTCQB Market and its Units on the OTCID Market, each operated by The OTC Market Systems (the “OTC Market”), under the symbols “DMYY”, “DMYYW”, and “DMYYU”, respectively, effective at the open of trading on September 30, 2025.

Proposed Business Combination with Horizon

On September 9, 2025, the Company, Horizon Quantum Holdings Ltd. (formerly known as Rose Holdco Pte. Ltd., Company Registration No. 202537774K), a Singapore public company limited by shares (“Holdco”), Rose Acquisition Pte. Ltd. (Company Registration No. 202537790M), a Singapore private company limited by shares and wholly-owned subsidiary of Holdco (“Merger Sub 1”), Horizon Merger Sub 2, Inc., a Massachusetts corporation and wholly-owned subsidiary of Holdco (“Merger Sub 2”), and Horizon Quantum Computing Pte. Ltd. (Company Registration No. 201802755E), a Singapore private company limited by shares (“Horizon”), entered into a Business Combination Agreement (the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, (i) Holdco was converted from a Singapore private company to a Singapore public company and was renamed “Horizon Quantum Holdings Ltd.”, (ii) Horizon and Merger Sub 1 will amalgamate, with Horizon surviving as a wholly-owned subsidiary of Holdco (the “Amalgamation”) and (iii) Merger Sub 2 will merge with and into dMY (the “SPAC Merger”, and together with the Amalgamation and the other transactions contemplated by the Business Combination Agreement, the “Proposed Business Combination”) with dMY surviving as a wholly-owned subsidiary of Holdco. The consummation of the Proposed Business Combination will result in dMY’s and Horizon’s securityholders becoming securityholders of Holdco, which will become a public company.

The Business Combination Agreement and the Proposed Business Combination were unanimously approved by the boards of directors of each of dMY and Horizon. The closing of the Proposed Business Combination is subject to the receipt of the required approvals by dMY’s and Horizon’s shareholders and the satisfaction of other customary closing conditions, including the requirement to meet a minimum cash condition of $45 million plus transaction expenses.

In connection with the Proposed Business Combination, concurrently with the execution of the Business Combination Agreement, dMY, the Sponsor, Holdco and Horizon entered into a voting support agreement. Concurrently with the execution of the Business Combination Agreement, dMY and Holdco entered into voting support agreements with Horizon and all shareholders of Horizon.

On December 4, 2025, in connection with the Proposed Business Combination, dMY, Holdco, and Horizon entered into Subscription Agreements (the “PIPE Subscription Agreements”), which were subsequently amended on March 9, 2026, with certain institutional and accredited investors, qualified institutional buyers and strategic investors (the “PIPE Investors”). Pursuant to the PIPE Subscription Agreements, as of December 31, 2025, Holdco agreed to issue and sell, and the PIPE Investors agreed to subscribe for and purchase, in a private placement, an aggregate investment of approximately $110.4 million of Holdco Class A Ordinary Shares (the “PIPE Shares”), at a per share price equal to the redemption price (the “PIPE Investment”). Subsequent to December 31, 2025, additional investors entered into subscription agreements increasing the aggregate PIPE commitment to approximately $111.9 million. The PIPE Investors may elect to satisfy their commitments through Class A Shares purchased in the open market or held prior to March 9, 2026. The PIPE Investment is expected to close substantially concurrently with the closing of the Proposed Business Combination, subject to the satisfaction of certain closing conditions set forth in the PIPE Subscription Agreements. The Company has engaged a financial advisor in connection with the proposed Business Combination and related financing transactions. The advisor is entitled to transaction-based compensation contingent upon completion of the Proposed Business Combination.

In connection with the PIPE Subscription Agreement, on December 4, 2025, Holdco, dMY, Horizon and IonQ, Inc. (“IonQ”), one of the PIPE Investors, entered into an agreement (the “IonQ Side Letter”), as subsequently amended on March 9, 2026, which provides certain commercial and governance rights commensurate with IonQ’s strategic investment in Horizon, including the right to select one director to serve on the board of directors of Holdco, subject to certain independence and approval requirements, an 18-month lock-up on IonQ’s PIPE Shares, and certain notice and information rights for so long as IonQ maintains specified ownership thresholds.

On February 17, 2026, the SEC declared effective the registration statement on Form F-4 (333-292737) filed by Holdco and Horizon in connection with the Proposed Business Combination. On the same day, DMY filed its definitive proxy statement and began mailing the proxy statement to its shareholders of record as of February 6, 2026. A special meeting of dMY’s shareholders was held on March 17, 2026. At the special meeting, dMY shareholders approved the Proposed Business Combination and related matters. If the other closing conditions are satisfied or waived, the Company currently expects the closing to occur in March 2026. However, there can be no assurance that the Proposed Business Combination will be consummated on the currently anticipated timeline, or at all, as the closing remains subject to various conditions, including the level of stockholder redemptions and necessary regulatory approvals.

Other than as specifically discussed, this Annual Report does not assume the closing of the Proposed Business Combination or the transactions contemplated by the Business Combination Agreement.

Going Concern Consideration

As of December 31, 2025, the Company had minimal cash and working capital deficit of approximately $8.2 million. Further, the Company has incurred and expected to continue to incur significant costs in pursuit of its acquisition plans.

Prior to the consummation of the Initial Public Offering, the Company’s liquidity needs were satisfied through the payment of $25,000 from the Sponsor to purchase Founder Shares (as defined in Note 4) and a loan under the Note (as defined in Note 4) in the amount of approximately $145,000. The Company fully repaid the Note balance on October 4, 2022. The Note was no longer available to the Company after the closing of its Initial Public Offering. Subsequent to the closing of the Initial Public Offering and the Partial Over-Allotment, the Company’s liquidity needs have been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account and advances from related parties (approximately $2.3 million in advances outstanding as of December 31, 2025).

In addition, in order to provide the Contribution and to finance transaction costs in connection with a Business Combination, the Company issued the Convertible Note to the Payee with a principal amount up to $1.75 million on January 2, 2024 as discussed above. As of December 31, 2025, the Company had an outstanding amount of $1,191,667 under the Convertible Note. All proceeds received under the Convertible Note were contributed into the Trust Account.

In connection with the management’s assessment of going concern considerations in accordance with FASB Accounting Standards Codification (“ASC”) 205-40, “Presentation of Financial Statements—Going Concern,” the Company’s management has determined that the Company’s liquidity condition, mandatory liquidation should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about its ability to continue as a going concern through the earlier of the liquidation date of March 29, 2026 or the completion of the initial Business Combination. There is no assurance that the Company’s plans to consummate the Proposed Business Combination with Horizon or any other Business Combination will be successful or successful within the Combination Period. The financial statements included in this Annual Report on Form 10-K do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

Global economic conditions remain subject to significant uncertainty and volatility resulting from a combination of changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations. Ongoing and escalating military conflicts, including the conflict between Russia and Ukraine and conflicts in the Middle East, as well as the risk of further escalation or expansion of such conflicts, have contributed to heightened geopolitical instability and increased uncertainty in global markets.

These conditions have adversely affected, and may continue to adversely affect, global economic activity through, among other things, disruptions to energy and commodity markets, volatility in foreign exchange and capital markets, supply chain dislocations, increased cybersecurity risks, and reduced cross-border trade and investment. In addition, elevated interest rates, inflationary pressures, tightening credit conditions, and concerns regarding sovereign debt and fiscal stability in various jurisdictions have contributed to increased volatility and reduced liquidity in global financial markets.

The extent and duration of these conditions remain uncertain, and the ultimate impact on the global economy, financial markets, and business confidence cannot be predicted. Continued or worsening geopolitical tensions, adverse macroeconomic developments, or additional policy or regulatory responses could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.